Debt - Summary of Future Minimum Principal Payments on Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Remainder of 2021	$ 9,987	$ 13,745
2022	13,294	13,298
2023	13,293	13,293
2024	13,274	13,274
2025	13,277	13,277
Thereafter	2,036,536	2,086,731
Total future minimum principal payments	$ 2,099,661	$ 2,153,618